Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases, 1 [Abstract]
Schedule of Right-Of-Use Assets
During 2023, the changes in the Company’s right-of-use assets were as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2023	Ps.	81,753	2,213	83,966
Additions		21,858	772	22,630
Changes in fair value of past acquisitions		2,774	30	2,804
Transfer (from)/to assets classified as held for sale		(6,721)	(618)	(7,339)
Disposals		(5,956)	(141)	(6,097)
Remeasurements		8,416	674	9,090
Depreciation		(13,889)	(879)	(14,768)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(2,184)	(161)	(2,345)
Right-of-use assets, net as of December 31 2023	Ps.	86,051	1,890	87,941

(1)Other assets mainly include transportation equipment and servers.
During 2022, the changes in the Company’s right-of-use assets was as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2022	Ps.	54,944	2,050	56,994
Additions		10,208	478	10,686
Additions from business combinations		21,414	519	21,933
Disposals		(1,464)	(77)	(1,541)
Remeasurements		6,228	494	6,722
Depreciation		(9,366)	(1,106)	(10,472)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(211)	(145)	(356)
Right-of-use assets, net as of December 31 2022	Ps.	81,753	2,213	83,966

(1)Other assets mainly include transportation equipment and servers.

Schedule Of Lease Liabilities
As of December 31, 2023, the lease liabilities are integrated as follows:

	December 31, 2023
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	24,267
One to five years		57,694
Five to ten years		40,107
More than ten years		18,700
Total undiscounted lease liabilities on December 31		140,768
Lease liabilities included in the statement of financial position on December 31		96,073
Current		12,236
Non-Current	Ps.	83,837
As of December 31, 2022, the lease liabilities are integrated as follows:

	December 31, 2022
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	14,374
One to five years		45,562
Five to ten years		32,348
More than ten years		14,282
Total undiscounted lease liabilities on December 31		106,566
Lease liabilities included in the statement of financial position on December 31		93,317
Current		12,095
Non-Current	Ps.	81,222